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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year of Quarter Ended 31st DECEMBER, 1999.

If amended report check here: |_|

SKANDIA ASSET MANAGEMENT (NEW YORK), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


ONE EXCHANGE PLACE                     NEW YORK           NY       10006-3008
--------------------------------------------------------------------------------
Business Address         (Street)       (City)         (State)        (Zip)


JANET L. EARLY      212-422-3119        VICE PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION
--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 31st day of MARCH, 1999.

                                                  JANET L. EARLY
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               51

Form 13F Information Table Value Total:        2,795,418

                                Skandia Asset Management (New York), Inc.
                                                 FORM 13F
                                Name of Reporting Manager: Janet L. Early
                                             As of 12/31/99

                                                                        Item 4:
                                                        Item 3:       Fair Market            Item 5:
           Item 1:                    Item 2:            CUSIP          Value               Shares of
        Name of Issuer             Title of Class        Number        (x $1000)         Principal Amount
------------------------------- --------------------    --------     -------------       ----------------
AT&T CORP                          COMMON                 1957109      49410                   972400 SH
AMERICA ONLINE INC DEL             COMMON               02364J104       5129                    67600 SH
AMERICAN INTL GROUP INC            COMMON                26874107      82124                   759532 SH
ANADARKO PETE CORP                 COMMON                32511107      46773                 13706444 SH
APOLLO GROUP INC                   CL A                  37604105      18336                   913925 SH
AUTOMATIC DATA PROCESSIN           COMMON                53015103      52174                   968432 SH
BARNES & NOBLE INC                 COMMON                67774109      10111                   490225 SH
BED BATH & BEYOND INC              COMMON                75896100      66824                  1923000 SH
CARDINAL HEALTH INC                COMMON               14149Y108      25162                   525575 SH
CARNIVAL CORP                      COMMON               143658102      45477                   951150 SH
CISCO SYS INC                      COMMON               17275R102     256851                  2397674 SH
CITIGROUP INC                      COMMON               172967101     124958                  2243912 SH
COMCAST CORP                       CL A                 200300200      49996                   988800 SH
COMPUTER SCIENCES CORP             COMMON               205363104        795                     8400 SH
DELL COMPUTER CORP                 COMMON               247025109       7482                   146700 SH
E M C CORP MASS                    COMMON               268648102      19029                   174175 SH
EOG RES INC                        COMMON               26875P101      14508                   826075 SH
ELECTRONIC DATA SYS NEW            COMMON               285661104       1774                    26500 SH
FANNIE MAE                         COMMON               313586109      74739                  1197025 SH
FIFTH THIRD BANCORP                COMMON               316773100      75666                  1031225 SH
GATEWAY INC                        COMMON               367626108      56083                   778250 SH





                                                                                    Item 7:
                                                Item 6:                             Managers
                                        Investment Discretion                   Voting Authority
                                     ----------------------------         ------------------------------
           Item 1:                   Sole       Shared      Other          Sole       Shared        None
        Name of Issuer                (A)         (B)        (C)            (A)         (B)          (C)
-------------------------------      -----------------------------        ------------------------------
AT&T CORP                           SOLE                                  972400       0             0
AMERICA ONLINE INC DEL              SOLE                                   67600       0             0
AMERICAN INTL GROUP INC             SOLE                                  759532       0             0
ANADARKO PETE CORP                  SOLE                                 1370644       0             0
APOLLO GROUP INC                    SOLE                                  913925       0             0
AUTOMATIC DATA PROCESSIN            SOLE                                  968432       0             0
BARNES & NOBLE INC                  SOLE                                  490225       0             0
BED BATH & BEYOND INC               SOLE                                  192300       0             0
CARDINAL HEALTH INC                 SOLE                                  525575       0             0
CARNIVAL CORP                       SOLE                                  951150       0             0
CISCO SYS INC                       SOLE                                 2397674       0             0
CITIGROUP INC                       SOLE                                 2243912       0             0
COMCAST CORP                        SOLE                                  988800       0             0
COMPUTER SCIENCES CORP              SOLE                                    8400       0             0
DELL COMPUTER CORP                  SOLE                                  146700       0             0
E M C CORP MASS                     SOLE                                  174175       0             0
EOG RES INC                         SOLE                                  826075       0             0
ELECTRONIC DATA SYS NEW             SOLE                                   26500       0             0
FANNIE MAE                          SOLE                                 1197025       0             0
FIFTH THIRD BANCORP                 SOLE                                 1031225       0             0
GATEWAY INC                         SOLE                                  778250       0             0


                                Skandia Asset Management (New York), Inc.
                                                 FORM 13F
                                Name of Reporting Manager: Janet L. Early
                                             As of 12/31/99

                                                                        Item 4:
                                                        Item 3:       Fair Market            Item 5:
           Item 1:                    Item 2:            CUSIP           Value              Shares of
        Name of Issuer             Title of Class        Number        (x $1000)         Principal Amount
------------------------------- --------------------    --------     -------------       ----------------
GENERAL ELEC CO                    COMMON             369604103         114101             737325 SH
GENERAL INSTR CORP DEL             COMMON             370120107            901              10600 SH
GUIDANT CORP                       COMMON             401698105          71643            1524325 SH
HEWLETT PACKARD CO                 COMMON             428236103           5995              52700 SH
HOME DEPOT INC                     COMMON             437076102         130227            1894216 SH
INTEL CORP                         COMMON             458140100         132702            1612175 SH
INTERNATIONAL BUSINESS M           COMMON             459200101          10000              92700 SH
KOHLS CORP                         COMMON             500255104          45841             635025 SH
LUCENT TECHNOLOGIES INC            COMMON             549463107          11055             147400 SH
MCI WORLDCOM INC                   COMMON             55268B106         100220            1888725 SH
MAXIM INTEGRATED PRODS I           COMMON             57772K101         111292            2358500 SH
MICROSOFT CORP                     COMMON             594918104         110066             942750 SH
MOTOROLA INC                       COMMON             620076109           4668              31700 SH
NORTEL NETWORKS CORP               COMMON             656569100         228389            2261275 SH
ORACLE CORP                        COMMON             68389X105           7671              68450 SH
PE CORP-PE BIO SYS GRP             COMMON             69332S102           2996              24900 SH
PAYCHEX INC                        COMMON             704326107          45070            1126750 SH
PFIZER INC                         COMMON             717081103          73636            2270100 SH
ROBERT HALF INTL INC               COMMON             770323103           5696             199425 SH
SCHLUMBERGER LTD                   COMMON             806857108          53714             957050 SH
STAPLES INC                        COMMON             855030102          82735            3987224 SH



                                                                                    Item 7:
                                                Item 6:                             Managers
                                        Investment Discretion                   Voting Authority
                                     ----------------------------         ------------------------------
           Item 1:                   Sole       Shared      Other          Sole       Shared        None
        Name of Issuer                (A)         (B)        (C)            (A)         (B)          (C)
-------------------------------      -----------------------------        ------------------------------
GENERAL ELEC CO                     SOLE                                  737325       0             0
GENERAL INSTR CORP DEL              SOLE                                   10600       0             0
GUIDANT CORP                        SOLE                                 1524325       0             0
HEWLETT PACKARD CO                  SOLE                                   52700       0             0
HOME DEPOT INC                      SOLE                                 1894216       0             0
INTEL CORP                          SOLE                                 1612175       0             0
INTERNATIONAL BUSINESS M            SOLE                                   92700       0             0
KOHLS CORP                          SOLE                                  635025       0             0
LUCENT TECHNOLOGIES INC             SOLE                                  147400       0             0
MCI WORLDCOM INC                    SOLE                                 1888725       0             0
MAXIM INTEGRATED PRODS I            SOLE                                 2358500       0             0
MICROSOFT CORP                      SOLE                                  942750       0             0
MOTOROLA INC                        SOLE                                   31700       0             0
NORTEL NETWORKS CORP                SOLE                                 2261275       0             0
ORACLE CORP                         SOLE                                   68450       0             0
PE CORP-PE BIO SYS GRP              SOLE                                   24900       0             0
PAYCHEX INC                         SOLE                                 1126750       0             0
PFIZER INC                          SOLE                                 2270100       0             0
ROBERT HALF INTL INC                SOLE                                  199425       0             0
SCHLUMBERGER LTD                    SOLE                                  957050       0             0
STAPLES INC                         SOLE                                 3987224       0             0


                                Skandia Asset Management (New York), Inc.
                                                 FORM 13F
                                Name of Reporting Manager: Janet L. Early
                                             As of 12/31/99

                                                                        Item 4:
                                                        Item 3:       Fair Market            Item 5:
           Item 1:                    Item 2:            CUSIP           Value              Shares of
        Name of Issuer             Title of Class        Number        (x $1000)         Principal Amount
------------------------------- --------------------    --------     -------------       ----------------
SUN MICROSYSTEMS INC               COMMON               866810104          92484              1194300 SH
SYSCO CORP                         COMMON               871829107          46577              1177300 SH
TELLABS INC                        COMMON               879664100          61296               954950 SH
TEXAS INSTRS INC                   COMMON               882508104           3962                41000 SH
WACHOVIA CORP                      COMMON               929771103          28030               412200 SH
WARNER LAMBERT CO                  COMMON               934488107          81972              1000425 SH
YAHOO INC                          COMMON               984332106           4154                 9600 SH
ZIONS BANCORPORATION               COMMON               989701107          38654               653075 SH
TRANSOCEAN SEDCO FOREX I           ORD                  G90078109           6270               186132 SH
                                                                       ---------           ---------- SH
       REPORT TOTALS                                                   2,795,418           47,213,516 SH
                                                                       =========           ========== SH



                                                                                    Item 7:
                                                Item 6:                             Managers
                                        Investment Discretion                   Voting Authority
                                     ----------------------------         ------------------------------
           Item 1:                   Sole       Shared      Other          Sole       Shared        None
        Name of Issuer                (A)         (B)        (C)            (A)         (B)          (C)
-------------------------------      -----------------------------        ------------------------------
SUN MICROSYSTEMS INC                 SOLE                                   1194300     0            0
SYSCO CORP                           SOLE                                   1177300     0            0
TELLABS INC                          SOLE                                    954950     0            0
TEXAS INSTRS INC                     SOLE                                     41000     0            0
WACHOVIA CORP                        SOLE                                    412200     0            0
WARNER LAMBERT CO                    SOLE                                   1000425     0            0
YAHOO INC                            SOLE                                      9600     0            0
ZIONS BANCORPORATION                 SOLE                                    653075     0            0
TRANSOCEAN SEDCO FOREX I             SOLE                                    186132     0            0
                                                                         ----------     0            0
      REPORT TOTALS                                                      47,213,516     0            0
                                                                         ==========     0            0
